Segment Reporting - Components of Unallocated Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 12, 2013	Dec. 31, 2012
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	$ 1,624	$ 1,414		$ 1,900
Asset held for sale		1,300	1,973	2,077
Total Assets	43,030	27,545		20,026
Unallocated Assets [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Cash	15,956	4,236		4,241
Other current assets		372		209
Property, plant and equipment, net	36	47		122
Deferred tax assets	281	2,384		409
Asset held for sale		1,300		2,077
Total Assets	$ 16,273	$ 8,339		$ 7,058